Provisions, contingent liabilities, contingent assets and credit commitments	12 Months Ended
Sep. 30, 2020
Provisions, contingent liabilities, contingent assets and credit commitments
Provisions, contingent liabilities, contingent assets and credit commitments

Note 27. Provisions, contingent liabilities, contingent assets and credit commitments

Accounting policy

Provisions

Provisions are recognised for present obligations arising from past events where a payment (or other economic transfer) is likely to be necessary to settle the obligation and can be reliably estimated.

Employee benefits – long service leave provision

Long service leave is granted to certain employees in Australia and New Zealand. The provision is calculated based on the expected payments. When payments are expected to be more than one year in the future, the payments factor in expected employee service periods and average salary increases which are then discounted.

Employee benefits – annual leave and other employee benefits provision

The provision for annual leave and other employee benefits (including wages and salaries, inclusive of non-monetary benefits,  and any associated on-costs (e.g. payroll tax)) is calculated based on expected payments.

Provision for impairment on credit commitments

The Group is committed to provide facilities and guarantees as explained below. If it is probable that a facility will be drawn and the resulting asset will be less than the drawn amount then a provision for impairment is recognised. The provision for impairment is calculated using the same methodology as the provision for ECL (refer to Note 13).

Compliance, Regulation and Remediation provisions

The compliance, regulation and remediation provisions relate to matters of potential misconduct in providing services to our customers identified both as a result of regulatory action and internal reviews. An assessment of the likely cost to the Group of these matters (including applicable customer refunds) is made on a case-by-case basis and specific provisions are made where appropriate.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events, and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised in the balance sheet but are disclosed unless the outflow of economic resources is remote.

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

Contingent assets

Contingent assets are possible assets whose existence will be confirmed only by uncertain future events. Contingent assets are not recognised in the balance sheet but are disclosed if an inflow of economic benefits is probable.

Critical accounting assumptions and estimates

The financial reporting of provisions for litigation and non-lending losses and for compliance, regulation and remediation matters involves a significant degree of judgement in relation to identifying whether a present obligation exists and also in estimating the probability, timing, nature and quantum of the outflows that may arise from past events. These judgements are made based on the specific facts and circumstances relating to individual events. Specific judgements in respect of material items are included in the discussion below.

Provisions carried for long service leave are supported by an independent actuarial report.

Provisions

		Annual
		leave and	Litigation	Provision for			Compliance,
	Long	other	and non-	impairment	Lease		regulation and
	service	employee	lending	on credit	restoration	Restructuring	remediation
$m	leave	benefits	losses	commitments	obligations	provisions	provisions	Total
Consolidated
Balance at 30 September 2019	456	614	38	305	24	160	1,572	3,169
Additions	95	795	1,391	225	197	126	1,107	3,936
Utilisation	(40)	(794)	(46)	—	(12)	(110)	(567)	(1,569)
Reversal of unutilised provisions	—	(19)	(9)	—	(1)	—	(217)	(246)
Other	—	—	(3)	—	—	—	—	(3)
Balance at 30 September 2020	511	596	1,371	530	208	176	1,895	5,287
Parent Entity
Balance at 30 September 2019	428	557	23	275	24	160	1,513	2,980
Additions	92	749	1,358	204	166	92	1,052	3,713
Utilisation	(38)	(747)	(34)	—	(10)	(110)	(537)	(1,476)
Reversal of unutilised provisions	—	(19)	(3)	—	(1)	—	(210)	(233)
Other	—	—	(1)	—	—	—	—	(1)
Balance at 30 September 2020	482	540	1,343	479	179	142	1,818	4,983

Legislative liabilities

The Group had the following assessed liabilities as at 30 September 2020:

•

$22 million (2019: $22 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation Act 1987 and the Workplace Injury Management and Workers’ Compensation Act 1998 (New South Wales);

•	$7 million (2019: $7 million) based on actuarial assessment as a self-insurer under the Accident Compensation Act 1985 (Victoria);
•	$6 million (2019: $6 million) based on actuarial assessment as a self-insurer under the Workers’ Rehabilitation and Compensation Act 1986 (South Australia);
•	$1 million (2019: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation and Rehabilitation Act 2003 (Queensland);
•	$Nil (2019: $nil) based on an actuarial assessment as a self-insurer under the Workers’ Compensation Act 1951 (Australian Capital Territory);
•	$1 million (2019: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Compensation and Injury Management Act 1981 (Western Australia); and
•	$1 million (2019: $1 million) based on an actuarial assessment as a self-insurer under the Workers’ Rehabilitation and Compensation Act 1988 (Tasmania).

Adequate provision has been made for these liabilities in the provision for annual leave and other employee benefits above.

Provisions

Litigation and non-lending loss provisions

A provision for a penalty in relation to the AUSTRAC civil proceedings.

On 24 September 2020, Westpac announced that it had reached an agreement with AUSTRAC to resolve the civil penalty proceedings commenced by AUSTRAC on 20 November 2019, subject to Court approval. Under the agreement, the parties agreed to file with the Court a Statement of Agreed Facts and Admissions, and to recommend to the Court that Westpac pay a civil penalty of $1.3 billion in relation to the admitted contraventions of the AML/CTF Act. Westpac also agreed to pay AUSTRAC's legal costs of $3.75 million. The settlement was approved by the Court on 21 October 2020 and the penalty and AUSTRAC’s legal costs are to be paid within 28 calendar days of this date.

In light of the above developments, Westpac has increased the provision in respect of the penalty from $900 million provided for in the First Half 2020 results to $1.3 billion and has also provided for AUSTRAC’s legal costs.

Westpac is defending a class action proceedings filed by Phi Finney McDonald in Australia relating to market disclosure issues connected to Westpac's monitoring of financial crime over the relevant period and matters which are the subject of the recent AUSTRAC proceedings. The claims are brought on behalf of certain shareholders who acquired an interest in Westpac securities between 16 December 2013 and 19 November 2019. It does not identify the amount of any damages sought, however given the time period in question and the nature of the claims it is likely that the damages which will be alleged will be significant. No provision has been recognised in relation to this potential exposure.

Compliance, regulation and remediation provisions

Provisions for the Full Year 2020 in respect of compliance, regulation and remediation include:

•	estimated customer refunds associated with certain ongoing advice service fees charged by the Group’s salaried financial planners;
•

estimated customer refunds associated with certain ongoing advice service fees charged by authorised representatives of the Group’s wholly owned subsidiaries Securitor Financial Group Limited (Securitor) and Magnitude Group Pty Ltd (Magnitude);

•	refunds for certain Consumer and Business customers that had interest only loans that did not automatically switch, when required, to principal and interest loans; and
•	refunds to certain customers who were provided with business loans where they should have been provided with loans covered by the National Consumer Credit Protection Act 2009 (Cth).

Certain compliance, regulation and remediation provisions are described further as follows:

Estimated customer refunds associated with certain ongoing advice service fees charged by the Group’s salaried financial planners

At balance date, Westpac has a provision of $112 million for customer refunds associated with certain ongoing advice service fees charged by the Group’s salaried financial planners during the period 2008 to 2018. A number of estimates and judgements continue to be applied in measuring the provision at FY20. The provision includes estimated interest and estimated program costs.

Ongoing advice service fees charged by authorised representatives of Securitor and Magnitude.

At balance date, Westpac has a provision of $646 million relating to estimated customer remediation costs (including interest on refunded fees and additional costs to run the remediation program) where customers of authorised representatives of the Group’s wholly owned subsidiaries Securitor and Magnitude paid ongoing advice service fees to those representatives and where it is not clear that the services were provided. The ongoing advice service fees were charged during the period from 2008 to 2018. At balance date, A number of estimates and judgements continue to be applied in measuring the provision at 30 September 2020.

It is possible that the final outcome could be below or above the provision, if the actual outcome differs from the assumptions used in estimating the provision. Remediation processes may change over time as further facts emerge and such changes could result in a change to the final exposure.

Restructuring provisions

The Group carries restructuring provisions in relation to changes in business restructures primarily for separation and redundancy costs.

Lease restoration obligations

The addition to the lease restoration provision reflects a reassessment of the cost of making good leasehold premises at the end of the Group’s property leases. The increase in the expected make-good cost has been treated as an addition to the right-of-use asset and is being depreciated over the remaining life of those assets.

Contingent liabilities

Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events and present obligations where the transfer of economic resources is not probable or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet but are disclosed unless the outflow of economic resource is remote.

Regulatory investigations, reviews and inquiries

Regulators, statutory authorities and other bodies routinely conduct investigations, reviews and inquiries involving the financial services sector, both in Australia and overseas. These regulatory actions may consider a range of subject matter, and in Australia, a number of regulatory investigations and reviews are currently considering potential misconduct in credit and financial services.

Domestic regulators such as ASIC, APRA, ACCC, AUSTRAC, the OAIC, the ATO and the Fair Work Ombudsman, as well as certain international regulators such as the Reserve Bank of New Zealand, Financial Markets Authority in New Zealand, Hong Kong Monetary Authority, Monetary Authority of Singapore and National Futures Association are also currently conducting investigations (some of which are industry-wide) involving the Group.

Two specific areas of investigation undertaken by ASIC are:

•

Ongoing advice services – A current set of regulatory actions involve investigations by ASIC into alleged ‘fee for no service’ activity. The first relates to ongoing advice services provided by the Group’s former salaried financial planners and by authorised representatives of the Group’s wholly owned subsidiaries Securitor and Magnitude and whether the corresponding ongoing advice was provided in all circumstances. The second relates to advice service fees charged or deducted from some customer accounts (including platform and superannuation accounts) following the death of the relevant account holder. ASIC's investigations relate to the periods between 2010 and 2019.

ASIC commenced both of these investigations in 2019 and is examining a range of matters, including whether Westpac had appropriate systems and processes in place to ensure that customers received the advice services that they had paid for, and the processes for ensuring ongoing fees were terminated quickly enough following the death of some members. The Group is continuing to cooperate fully with ASIC’s investigations and remediate affected accounts where appropriate. To date, ASIC has commenced a number of civil penalty proceedings against other financial entities in relation to fee for no service activity.

•

Consumer credit insurance - ASIC is also investigating Westpac’s past sales practices in relation to Consumer Credit Insurance (CCI). This investigation follows ASIC’s industry-wide review of CCI sales practices between the period 2011 and 2018.

Westpac ceased selling CCI products in branch and contact centre channels in November 2018, and ceased online sales in June 2019. ASIC’s investigation is a separate matter to the Federal Court class action proceedings commenced against Westpac, Westpac General Insurance Limited and Westpac Life Insurance Services Limited. Further information about this class action is set out in the ‘Litigation’ section below.

In addition, there are investigations covering a range of other matters (some of which are industry-wide) that involve or may involve the Group in the future, including:

•	the provision of financial advice, including whether personal advice obligations have been complied with and the conduct of financial planners;
•

financial markets conduct, including market activity prior to entering into interest rate swaps with certain customers; Westpac's practices relating to selling unsecured debt; and the adequacy of fee disclosure charged for our products and services; and

•

other areas such as responsible lending, residential mortgages, credit portfolio management, general insurance, the provision of superannuation (including insurance in superannuation), privacy and information governance, competition law conduct and anti-money laundering and counter-terrorism financing processes and procedures.

The Group has not received any indication of what (if any) action regulators will take following the conclusion of the investigations set out above. No provisions have yet been made in relation to any financial penalty that might arise in the event that regulators were to pursue enforcement proceedings, as any potential future liability of that kind cannot be reliably estimated at this time.

These investigations may result in litigation (including class action proceedings), fines and penalties, infringement notices, enforceable undertakings, imposition of capital requirements, licence revocation or variation, or other action being taken by regulators or other parties. Given the size of Westpac, these investigations have in some instances resulted, and could in the future result, in findings of a significant number of breaches of obligations. This in turn could lead to significant financial and other penalties.

Litigation

There are ongoing Court proceedings, claims and possible claims for and against the Group. Contingent liabilities exist in respect of actual and potential claims and proceedings, including those listed below. An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated, including in relation to those listed below. Except as otherwise stated, no provision has been recognised in relation to the matters below because liability is not certain and cannot be reliably estimated.

Regulatory litigation

•

On 22 December 2016, ASIC commenced Federal Court proceedings against BT Funds Management Limited (BTFM) and Westpac Securities Administration Limited (WSAL) in relation to a number of superannuation account consolidation campaigns conducted between 2013 and 2016. The litigation has recently gone through an appeal process, with the most recent appeal being brought by Westpac in the High Court of Australia. The judgment will relate to whether BTFM and WSAL each provided personal advice on relevant telephone calls made to 14 of the 15 specific customers (who were the focus of the claim) and consequentially contravened the Corporations Act 2001 (Cth) (including section 912A(1)(a)).

•

On 20 August 2020, ASIC commenced proceedings in the Federal Court against BTFM and Asgard Capital Management Limited (ACML), in relation to an issue that was a case study in the Financial Services Royal Commission. The allegations concern the inadvertent charging of financial adviser fees to 404 customers totalling $130,006 after a request had been made to remove the financial adviser from the customers’ accounts. The issue was self-reported to ASIC in 2017 and customers have been remediated. BTFM and ACML accept the allegations made by ASIC and do not intend to defend the proceedings. Westpac is now working through the relevant Court procedural steps to try to bring the matter to a resolution.

Class actions

The Group is currently defending the following five class actions:

•

On 12 October 2017, a class action against Westpac and Westpac Life Insurance Services Limited (WLIS) was filed in the Federal Court of Australia. The class action was filed on behalf of customers who, since February 2011, obtained insurance issued by WLIS on the recommendation of financial advisers employed within the Westpac Group. The plaintiffs have alleged that aspects of the financial advice provided by those advisers breached fiduciary and statutory duties owed to the advisers’ clients, including the duty to act in the best interests of the client, and that WLIS was knowingly involved in those alleged breaches. The matter has been set down for an initial trial in May 2021. The damages sought are unspecified.

•

On 5 September 2019, a class action against BTFM and WLIS was commenced in the Federal Court of Australia in relation to aspects of BTFM’s BT Super for Life cash investment option. The claim follows other industry class actions. It is alleged that BTFM failed to adhere to a number of obligations under the general law, the relevant trust deed and the Superannuation Industry (Supervision) Act 1993 (Cth), and that WLIS was knowingly concerned with BTFM’s alleged contraventions. The damages sought are unspecified.

•

A class action proceeding was commenced in December 2019 in the Federal Court of Australia, on behalf of certain investors who acquired an interest in Westpac securities between 16 December 2013 and 19 November 2019. The proceeding involves allegations relating to market disclosure issues connected to Westpac’s monitoring of financial crime over the relevant period and matters which are the subject of the recent AUSTRAC proceedings. The damages sought are unspecified. However, given the time period in question and the nature of the claims it is likely that the damages which will be alleged will be significant.

•

On 28 February 2020, a class action was commenced against Westpac, Westpac General Insurance Limited and WLIS in the Federal Court of Australia in relation to Westpac’s sale of CCI. The claim follows other industry class actions. It is alleged that the three entities failed to adhere to a number of obligations in selling CCI in conjunction with credit cards, personal loans and flexi loans. The damages sought are unspecified. Westpac no longer sells CCI products.

•

On 16 July 2020, a class action was commenced against Westpac and St George Finance Limited (SGF) in the Supreme Court of Victoria in relation to flex commissions paid to auto dealers from 1 March 2013 to 31 October 2018. This proceeding is one of two class actions commenced against a number of lenders in the auto finance industry. It is alleged that Westpac and SGF are liable for the unfair conduct of dealers acting as credit representatives and engaged in misleading or deceptive conduct. The damages sought are unspecified. Another law firm publicly announced in July 2020 that it is preparing to commence a class action against Westpac entities for similar conduct. Westpac has not paid flex commissions since 1 November 2018 following an industry-wide ban issued by ASIC.

Westpac is aware from media reports and other publicly available material that other class actions against Westpac entities are being investigated. In July 2020, one law firm publicly stated that it intends to commence a class action against BTFM alleging that since 2014, BTFM did not act in the best interests of members of certain superannuation funds when obtaining group insurance policies. In August 2020, another law firm announced that it is investigating claims on behalf of persons who in the past 6 years acquired, renewed or continued to hold a financial product (including life insurance) on the advice or recommendation of a financial adviser from Magnitude, Securitor or Westpac. Westpac does not have any further information about the proposed claims beyond the public statements issued by the law firms involved.

Internal reviews and remediation

As in prior periods, Westpac is continuing to undertake a number of reviews to identify and resolve prior issues that have the potential to impact our customers and reputation. These internal reviews continue to identify a number of issues in respect of which we are taking steps or will take steps to put things right so that our customers are not at a disadvantage from certain past practices, including making compensation/remediation payments to customers and providing refunds where identified. These issues include compliance with lending obligations (including responsible lending) which is an area of industry focus, the provision of credit in accordance with the National Consumer Credit Protection Act 2009 (Cth), the charging of certain Wealth fees, the processing of corporate actions, reviewing third party remuneration arrangements and the way some product terms and conditions are operationalised. By undertaking these reviews we can also improve our processes and controls.

An assessment of the Group’s likely loss has been made on a case-by-case basis for the purpose of the financial statements but cannot always be reliably estimated. Contingent liabilities may exist in respect of actual or potential claims (which could be brought by customers or regulators), compensation/remediation payments and/or refunds identified as part of these reviews.

Australian Financial Complaints Authority

Contingent liabilities may also exist in relation to customer complaints brought before the Australian Financial Complaints Authority (AFCA). AFCA has the power to make determinations about complaints and can award compensation up to certain thresholds. AFCA has a broader jurisdiction than previous dispute resolution bodies which it has replaced and, up until 30 June 2020, could also consider customer complaints dating back to 1 January 2008.

Financial Claims Scheme

Under the Financial Claims Scheme (FCS), the Australian Government provides depositors a free guarantee of deposits in eligible ADIs up to and including $250,000. The FCS applies to an eligible ADI if APRA has applied for the winding up of the ADI and the responsible Australian Government minister has declared that the FCS applies to the ADI.

The Financial Claims Scheme (ADIs) Levy Act 2008 provides for the imposition of a levy to fund the excess of certain APRA FCS costs connected to an ADI, including payments by APRA to deposit holders in a failed ADI. The levy would be imposed on liabilities of eligible ADIs to their depositors and cannot be more than 0.5% of the amount of those liabilities. A contingent liability may exist in respect of any levy imposed under the FCS.

Contingent tax risk

Tax and regulatory authorities in Australia and in other jurisdictions are reviewing the taxation treatment of certain transactions (both historical and present-day transactions) undertaken by the Group in the course of normal business activities and the claiming of tax incentives and indirect taxes such as GST. The Group also responds to various notices and requests for information it receives from tax and regulatory authorities.

These reviews, notices and requests may result in additional tax liabilities (including interest and penalties).

The Group has assessed these and other taxation claims arising in Australia and elsewhere, including seeking independent advice.

Settlement risk

The Group is subject to a credit risk exposure in the event that another counterparty fails to settle for its payments clearing activities (including FX). The Group seeks to minimise credit risk arising from settlement risk in the payments system by aligning our processing method with the legal certainty of settlement in the relevant clearing mechanism.

Parent Entity guarantees and undertakings

The Parent Entity makes the following guarantees and undertakings to subsidiaries:

•	letters of comfort for certain subsidiaries which recognise that Westpac has a responsibility that those subsidiaries continue to meet their obligations; and
•

guarantees to certain wholly owned subsidiaries which are Australian financial services or credit licensees to comply with legislative requirements. Each guarantee is capped at $40 million per year and can only be utilised if the entity concerned becomes legally obliged to pay for a claim under the relevant licence. The Parent Entity has a right to recover any funds payable under the guarantees from the relevant subsidiary.

Undrawn credit commitments

The Group enters into various arrangements with customers which are only recognised in the balance sheet when called upon. These arrangements include commitments to extend credit, bill endorsements, financial guarantees, standby letters of credit and underwriting facilities.

They expose the Group to liquidity risk when called upon and also to credit risk if the customer fails to repay the amounts owed at the due date. The maximum exposure to credit loss is the contractual or notional amount of the instruments. Some of the arrangements can be cancelled by the Group at any time and a significant portion is expected to expire without being drawn. The actual liquidity and credit risk exposure varies in line with amounts drawn and may be less than the amounts disclosed.

The Group uses the same credit policies when entering into these arrangements as it does for on-balance sheet instruments. Refer to Note 21 for further details of liquidity risk and credit risk management.

Undrawn credit commitments excluding derivatives are as follows:

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Undrawn credit commitments
Letters of credit and guarantees[1]	12,610	15,150	12,069	14,583
Commitments to extend credit[2]	184,064	176,002	159,644	153,716
Other	267	188	266	188
Total undrawn credit commitments	196,941	191,340	171,979	168,487

1.

Standby letters of credit are undertakings to pay, against presentation documents, an obligation in the event of a default by a customer. Guarantees are unconditional undertakings given to support the obligations of a customer to third parties. The Group may hold cash as collateral for certain guarantees issued.

2.

Commitments to extend credit include all obligations on the part of the Group to provide credit facilities. As facilities may expire without being drawn upon, the notional amounts do not necessarily reflect future cash requirements. In addition to the commitments disclosed above, at 30 September 2020, the Group had offered $4.9 billion (2019: $5.0 billion) of facilities to customers, which had not yet been accepted.

Consolidated 2020	Up to	Over 1 year	Over 3 years	Over
$m	1 year	to 3 years	to 5 years	5 years	Total
Letters of credit and guarantees	5,909	3,709	492	2,500	12,610
Commitments to extend credit	71,350	33,832	13,428	65,454	184,064
Other	—	—	67	200	267
Total undrawn credit commitments	77,259	37,541	13,987	68,154	196,941

Contingent assets

The credit commitments shown in the table above also constitute contingent assets. These commitments would be classified as loans in the balance sheet on the contingent event occurring.